Note Payable - Eyston Company Ltd.	9 Months Ended
Dec. 31, 2021
Note Payable - Eyston Company Ltd.
Note Payable - Eyston Company Ltd.

Note Payable - Eyston Company Ltd.

Effective March 31, 2020 the Company sold its fifty percent ownership interest in the Hong Kong Joint Venture. On April 19, 2020, the Company converted $1,081,440 of trade accounts payable due to the Hong Kong Joint Venture to an unsecured long-term note payable. Interest is based on the Shanghai Commercial Bank Limited in Hong Kong US Dollar prime rate published on the first day of each calendar month plus 2% (5.25% effective rate at December 31, 2021) and is payable monthly. The principal balance of $1,081,440 is due and payable on April 19, 2022.